Operating Leases (Details) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of non-cancellable lease payments [line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 7,420,631	$ 8,338,750
Less than one year [Member]
Disclosure of non-cancellable lease payments [line Items]
Minimum lease payments payable under non-cancellable operating lease	858,207	843,880
Between one and five years [Member]
Disclosure of non-cancellable lease payments [line Items]
Minimum lease payments payable under non-cancellable operating lease	3,070,676	3,483,532
More than five years [Member]
Disclosure of non-cancellable lease payments [line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 3,491,748	$ 4,011,338